INTERCOMPANY NOTE PAYABLE (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Intercompany notes payable	$ 470,165	$ 470,047	$ 122,264
Notes Payable [Member]
Debt Instrument [Line Items]
Debt fixed interest rate	2.50%
Debt instrument, term	5 years
PBF Holding [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Debt fixed interest rate		2.50%
Debt instrument, term		5 years